Document and Entity Information	Feb. 01, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	FORBION EUROPEAN ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41148
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	4001 Kennett Pike
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19807
Country Region	+1
City Area Code	302
Local Phone Number	273 0765
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001874495
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	FRBN
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	FRBNU
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrant, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	FRBNW
Security Exchange Name	NASDAQ